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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22067

Registrant Name: Nicholas–Applegate Global Equity & Convertible Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: August 31, 2008

Date of Reporting Period: November 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
COMMON STOCK—63.1%
	Australia—2.4%
	Airlines—0.5%
152,554	Qantas Airways Ltd.	$791,546

	Banking—0.6%
19,579	Commonwealth Bank of Australia	1,037,867

	Engineering & Construction—0.5%
14,173	Leighton Holdings Ltd.	768,452

	Financial Services—0.4%
139,994	Challenger Financial Services Group Ltd.	690,592

	Metals & Mining—0.4%
8,488	BHP Billiton Ltd.	324,020
58,602	OneSteel Ltd.	345,435
		669,455
	Austria—0.4%
	Building Materials—0.1%
3,027	Wienerberger AG	171,630

	Manufacturing—0.2%
9,755	RHI AG	400,926

	Metals & Mining—0.1%
2,316	Voestalpine AG	169,786

	Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	297,376

	Bermuda—0.2%
	Apparel—0.2%
19,500	Esprit Holdings Ltd.	292,792

	Transportation—0.0%
10,500	Orient Overseas International Ltd.	80,660

	Cayman Islands—0.3%
	Chemicals—0.1%
30,500	Kingboard Chemical Holdings Ltd.	166,147

	Paper/Paper Products—0.1%
28,000	Lee & Man Paper Manufacturing Ltd.	122,431

	Semiconductors—0.1%
16,500	ASM Pacific Technology	117,325

	Denmark—0.1%
	Building/Construction—0.1%
2,000	FLSmidth & Co. AS	202,359

	Finland—0.6%
	Food —0.2%
4,984	Kesko Oyj	293,081

	Hand/Machine Tools—0.2%
10,308	Konecranes Oyj	394,502

	Telecommunications—0.2%
7,353	Nokia Oyj	290,837

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
	France—2.9%
	Airlines—0.1%
4,355	Air France-KLM	$156,083

	Automotive—0.6%
9,874	Peugeot S.A.	768,000
1,838	Renault S.A.	267,497
		1,035,497
	Banking—0.5%
3,453	BNP Paribas	390,518
12,598	Credit Agricole S.A.	444,417
		834,935
	Home Furnishings—0.1%
681	SEB S.A.	122,485

	Oil & Gas—0.5%
10,721	Total S.A.	869,900

	Telecommunications—1.1%
47,233	France Telecom S.A.	1,795,980

	Germany—4.1%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG	641,852

	Automotive—2.0%
17,212	Daimler AG	1,754,615
395	Porsche Automobil Holding SE	872,709
3,044	Volkswagen AG	733,113
		3,360,437
	Banking—0.1%
72,326	GALIFORM PLC (a)	138,917

	Chemicals—0.7%
7,712	BASF AG	1,073,512

	Electric—0.1%
568	RWE AG	77,847

	Metals & Mining—0.8%
1,548	Salzgitter AG	248,861
19,059	ThyssenKrupp AG	1,129,095
		1,377,956
	Greece—0.2%
	Banking—0.2%
3,884	National Bank of Greece S.A.	261,702

	Honk Kong—1.0%
	Airlines—0.3%
197,000	Cathay Pacific Airways Ltd.	520,331

	Financial Services—0.2%
8,000	Hong Kong Exchanges & Clearing Ltd.	243,632

	Real Estate—0.4%
41,000	Hang Lung Group Ltd.	235,005
118,000	New World Development Ltd.	452,101
		687,106
	Utilities—0.1%
38,000	China Resources Power Holdings Co.	131,655

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
	Ireland—0.3%
	Banking—0.2%
20,740	Anglo Irish Bank Corp. PLC	$350,950

	Financial Services—0.1%
9,738	Irish Life & Permanent PLC	188,463

	Italy—0.8%
	Energy—0.4%
54,358	Enel SpA	653,006

	Home Furnishings—0.1%
14,735	Indesit Co. SpA	249,130

	Utilities—0.3%
13,386	ENI SpA	480,737

	Japan—5.8%
	Agriculture—0.1%
16	Japan Tobacco, Inc.	91,012

	Automotive—0.1%
5,800	Tokai Rika Co., Ltd.	176,651

	Electrical Components & Equipment—0.1%
13,000	Toshiba Corp.	106,699

	Electronics—0.4%
5,500	Mitsumi Electric Co., Ltd.	218,163
23,000	Nippon Chemi-Con Corp.	145,122
14,000	Star Micronics Co., Ltd.	372,461
		735,746
	Financial Services—0.1%
490	ORIX Corp.	101,431

	Home Furnishings—0.4%
13,300	Sony Corp.	720,591

	Machinery-Diversified—0.1%
4,700	Shima Seiki Manufacturing Ltd.	232,665

	Manufacturing—0.4%
3,500	FUJIFILM Holdings Corp.	154,848
5,000	Glory Ltd.	136,236
5,000	Nikon Corp.	156,973
7,000	Olympus Corp.	290,028
		738,085
	Metals & Mining—0.4%
4,300	JFE Holdings, Inc.	237,523
43,000	Nippon Steel Corp.	261,179
25,000	Sumitomo Metal Industries Ltd.	111,711
		610,413
	Pharmaceuticals—0.1%
6,000	Chugai Pharmaceutical Co., Ltd.	105,121
3,300	Daiichi Sankyo Co., Ltd.	103,735
		208,856
	Real Estate—0.1%
2,000	Daito Trust Construction Co., Ltd.	96,375

	Retail—0.1%
3,000	Aoyama Trading Co., Ltd.	76,553
1,800	Fast Retailing Co., Ltd.	118,753
		195,306

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
	Telecommunications—0.3%
50	KDDI Corp.	$357,518
21	Nippon Telegraph & Telephone Corp.	95,451
		452,969
	Toys/Games/Hobbies—0.5%
1,300	Nintendo Co., Ltd.	799,622

	Transportation—1.2%
17	East Japan Railway Co.	140,958
71,000	Mitsui OSK Lines Ltd.	1,071,983
91,000	Nippon Yusen KK	795,323
		2,008,264
	Wholesale—1.4%
54,000	ITOCHU Corp.	575,884
70,000	Marubeni Corp.	539,239
26,000	Mitsui & Co., Ltd.	601,194
36,900	Sumitomo Corp.	557,421
		2,273,738
	Luxembourg—0.1%
	Metals & Mining—0.1%
3,088	ArcelorMittal	227,600

	Netherlands—1.0%
	Insurance—0.3%
14,541	ING Groep NV	565,948

	Oil & Gas—0.7%
11,800	Schlumberger Ltd.	1,102,710

	New Zealand—0.2%
	Building Materials—0.2%
27,259	Fletcher Building Ltd.	247,188

	Norway—0.0%
	Oil & Gas—0.0%
3,400	TGS Nopec Geophysical Co. ASA (a)	46,615

	Singapore—0.8%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	495,246

	Banking—0.1%
36,000	Oversea-Chinese Banking Corp.	212,404

	Electronics—0.1%
26,000	Venture Corp Ltd.	227,304

	Real Estate—0.1%
71,000	Wing Tai Holdings Ltd.	129,948

	Wholesale—0.2%
17,000	Jardine Cycle & Carriage Ltd.	246,922

	Spain—1.7%
	Building/Construction—0.5%
9,221	ACS Actividades de Construccion y Servicios S.A.	595,488
2,822	Sacyr Vallehermoso S.A.	125,291
		720,779

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
	Insurance—0.3%
111,620	Mapfre S.A.	$511,108

	Telecommunications—0.9%
45,274	Telefonica S.A.	1,521,765

	Sweden—1.9%
	Banking—0.3%
19,000	Nordea Bank AB	319,318
4,200	Swedbank AB	135,416
		454,734
	Hand/Machine Tools—0.2%
20,200	Sandvik AB	365,906

	Home Furnishings—0.1%
5,400	Electrolux AB	91,012

	Machinery-Diversified—0.1%
14,200	Volvo AB	241,962

	Manufacturing—0.7%
12,500	Alfa Laval AB	806,067
16,000	Trelleborg AB	356,590
		1,162,657
	Retail—0.5%
13,200	Hennes & Mauritz AB	824,471

	Switzerland—2.1%
	Engineering & Construction—0.5%
30,992	ABB Ltd.	914,856

	Financial Service—0.1%
2,773	Credit Suisse Group	168,074

	Insurance—1.0%
6,395	Swiss Reinsurance	475,991
4,166	Zurich Financial Services AG	1,217,909
		1,693,900
	Pharmaceuticals—0.2%
5,878	Actelion Ltd. (a)	261,029

	Retail—0.1%
656	Swatch Group AG	184,665

	Software—0.2%
10,951	Temenos Group AG (a)	265,503

	United Kingdom—6.0%
	Banking—0.5%
19,664	Barclays PLC	227,313
17,896	Lloyds TSB Group PLC	182,263
50,671	Royal Bank of Scotland Group PLC (a)	478,500
		888,076
	Commercial Services—0.1%
13,579	Aggreko PLC	141,497
14,108	Michael Page International PLC	94,847
		236,344
	Food—0.4%
92,458	WM Morrison Supermarkets PLC	586,572

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
	Insurance—0.7%
253,484	Old Mutual PLC	$877,982
45,432	Standard Life PLC	244,907
		1,122,889
	Metals & Mining—1.3%
6,416	Anglo American PLC	432,368
36,554	BHP Billiton PLC	1,207,668
983	Rio Tinto PLC (a)	114,181
4,527	Xstrata PLC	317,946
		2,072,163
	Manufacturing—0.2%
17,900	Charter PLC (a)	317,543

	Oil & Gas—1.5%
	Royal Dutch Shell PLC
16,201	Class A	655,498
45,399	Class B (b)	1,825,231
		2,480,729
	Retail—0.7%
16,621	Game Group PLC	67,345
26,858	Marks & Spencer Group PLC	322,070
21,928	Next PLC	784,440
		1,173,855
	Telecommunications—0.4%
165,068	Vodafone Group PLC	617,778

	Venture Capital—0.2%
17,856	3i Group PLC	399,056

	United States—30.0%
	Aerospace/Defense—1.5%
11,900	Boeing Co.	1,101,226
12,000	L-3 Communications Holdings, Inc. (b)	1,327,800
		2,429,026
	Automotive—0.7%
31,200	Johnson Controls, Inc. (b)	1,204,944

	Beverages—1.6%
21,600	Coca-Cola Co. (b)	1,341,360
25,200	Molson Coors Brewing Co.	1,356,768
		2,698,128
	Chemicals—0.8%
13,200	Monsanto Co. (b)	1,311,684

	Commercial Services—0.9%
21,900	McKesson Corp. (b)	1,461,387

	Computers—1.3%
51,700	EMC Corp. (a) (b)	996,259
10,500	International Business Machines Corp.	1,104,390
		2,100,649
	Cosmetics/Personal Care—0.7%
16,500	Procter & Gamble Co. (b)	1,221,000

	Electric—0.8%
12,500	Constellation Energy Group, Inc. (b)	1,252,625

	Healthcare-Products—1.6%
22,000	Baxter International, Inc. (b)	1,317,140
4,000	Intuitive Surgical, Inc. (a) (b)	1,310,720
		2,627,860
	Insurance—1.5%
23,000	Cigna Corp. (b)	1,233,030
12,700	Prudential Financial, Inc. (b)	1,195,578
		2,428,608

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares			Value*
	Machinery-Construction & Mining—0.6%
14,000	Terex Corp. (a) (b)		$902,300

	Machinery-Diversified—1.4%
18,700	AGCO Corp. (a) (b)		1,289,178
6,100	Deere & Co. (b)		1,047,980
			2,337,158
	Manufacturing—1.5%
29,800	General Electric Co. (b)		1,141,042
20,200	Textron, Inc. (b)		1,394,810
			2,535,852
	Metals & Mining—1.4%
11,600	Freeport-McMoRan Copper & Gold, Inc. (b)		1,147,588
11,800	United States Steel Corp. (b)		1,152,860
			2,300,448
	Oil & Gas—2.3%
11,200	Diamond Offshore Drilling, Inc. (b)		1,304,016
17,200	National Oilwell Varco, Inc. (a) (b)		1,172,180
18,800	Valero Energy Corp. (b)		1,223,316
			3,699,512
	Pharmaceuticals—4.2%
23,100	Abbott Laboratories (b)		1,328,481
43,300	Bristol-Myers Squibb Co. (b)		1,282,979
30,700	Gilead Sciences, Inc. (a) (b)		1,428,778
14,300	Medco Health Solutions, Inc. (a) (b)		1,429,857
24,000	Merck & Co., Inc. (b)		1,424,640
			6,894,735
	Retail—1.5%
21,900	McDonald's Corp. (b)		1,280,493
19,500	Target Corp. (b)		1,171,170
			2,451,663
	Semiconductors—1.4%
48,000	Intel Corp. (b)		1,251,840
33,900	Texas Instruments, Inc.		1,070,223
			2,322,063
	Software—1.4%
35,700	Microsoft Corp. (b)		1,199,520
57,800	Oracle Corp. (a) (b)		1,166,404
			2,365,924
	Telecommunications—2.9%
21,200	Harris Corp. (b)		1,330,724
34,200	Juniper Networks, Inc. (a) (b)		1,016,424
30,000	Qualcomm, Inc. (b)		1,223,400
28,200	Verizon Communications, Inc. (b)		1,218,522
			4,789,070

	Total Common Stock (cost—$108,623,298)		103,872,247

CONVERTIBLE PREFERRED STOCK—26.7%
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)
	Agriculture—0.8%
$10	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	1,382,500

	Automotive—0.8%
60	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1/B-	1,320,000

	Banking—0.9%
11	Wells Fargo & Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (f)	Aa1/AA+	1,436,380

	Commercial Services—0.8%
29	United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	1,272,375

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Electric—2.6%
$30	AES Trust III, 6.75%, 10/15/29	B3/B-	$1,464,000
21	Entergy Corp., 7.625%, 2/17/09	NR/BBB	1,505,280
4	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	1,379,062
			4,348,342
	Financial Services—9.8%
46	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (Genworth Financial, Inc.) (c) (f)	Aa2/AA	1,199,220
90	Eksportfinans AS, 13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (f)	Aa2/AA	1,559,700
	Goldman Sachs Group, Inc.,
47	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (f)	Aa3/NR	1,197,090
37	20.00%, 3/6/08, Ser. DISH (EchoStar Communications Corp.) (f)	Aa3/NR	1,285,895
38	Lazard Ltd., 6.625%, 5/15/08	Ba1/NR	1,565,250
	Lehman Brothers Holdings, Inc.,
60	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (f)	A1/A+	1,540,857
18	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (f)	A1/A+	1,260,688
31	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (f)	A1/A+	1,315,392
	Morgan Stanley,
19	20.00%, 12/15/07, Ser. XOM (Exxon Mobil Corp.) (f)	Aa3/AA-	1,415,407
41	20.00%, 1/31/08, Ser. T (AT&T, Inc.) (f)	Aa3/AA-	1,341,725
3	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (f)	Aa3/NR	1,333,764
38	20.00%, 3/24/08, Ser. DIS (Walt Disney Co.) (f)	Aa3/NR	1,094,813
			16,109,801
	Hand/Machine Tools—0.8%
1	Stanley Works, 6.53%, 5/17/12 (c)	A2/A	1,324,925

	Insurance—3.4%
1	Fortis Insurance NV, 7.75%, 1/26/08 (d) (e)	Aa3/A+	1,766,160
40	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	1,302,400
42	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	1,391,250
50	XL Capital Ltd., 7.00%, 2/15/09	A3/A-	1,071,000
			5,530,810
	Investment Companies—0.8%
20	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (f)	NR/NR	1,370,250

	Oil & Gas—0.9%
12	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	1,410,000

	Packaging & Containers—0.9%
32	Owens-Illinois, Inc., 4.75%, 12/31/49	Caa1/B-	1,547,100

	Pharmaceuticals—0.8%
5	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	1,285,469

	Real Estate (REIT)—0.8%
60	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	1,310,400

	Sovereign—1.1%
39	Svensk Exportkredit AB, 10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (f)	Aa1/AA+	1,749,161

	Telecommunications—0.8%
23	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	1,376,375

	Waste Disposal—0.7%
4	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	1,206,938

	Total Convertible Preferred Stock (cost-$45,965,287)		43,980,826

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE BONDS & NOTES—6.9%
	Automotive—0.8%
$1,200	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	$1,288,500

	Commercial Services—0.8%
1,300	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	1,373,580

	Computers—1.0%
1,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	1,571,500

	Electric—0.9%
425	PG&E Corp., 9.50%, 6/30/10	NR/NR	1,391,875

	Oil & Gas—0.8%
825	Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB	1,357,125

	Telecommunications—2.6%
1,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	1,426,000
1,400	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB	1,398,250
1,500	Nortel Networks Corp., 4.25%, 9/1/08, GDR	B3/B-	1,483,125
			4,307,375

	Total Convertible Bonds & Notes (cost-$11,570,336)		11,289,955

SHORT-TERM INVESTMENT—3.1%
	Time Deposit—3.1%
5,111	Wells Fargo, 3.96%, 12/3/07		5,110,788
	(cost-$5,110,788)

	Total Investments, before call options written (cost—$171,269,709)—99.8%		164,253,816

CALL OPTIONS WRITTEN (a)—(0.6)%
Contracts
165	Abbott Laboratories, strike price $57.50, expires 12/22/07		(18,975)
130	AGCO Corp., strike price $75, expires 1/19/08		(32,500)
155	Baxter International, Inc., strike price $60, expires 12/22/07		(17,825)
300	Bristol-Myers Squibb Co., strike price $30, expires 12/22/07		(18,000)
160	Cigna Corp., strike price $55, expires 12/22/07		(12,000)
150	Coca-Cola Co., strike price $62.50, expires 12/22/07		(13,500)
85	Constellation Energy Group, Inc., strike price $105, expires 12/22/07		(5,100)
	DAX Index, Over-the-Counter,
2	strike price €7,812, expires 12/21/07		(46,211)
2	strike price €8,135.40, expires 12/21/07		(6,334)
45	Deere & Co., strike price $175, expires 1/19/08		(37,800)
80	Diamond Offshore Drilling, Inc., strike price $115, expires 12/22/07		(37,600)
	Dow Jones € Stoxx 50 Price Index, Over-the-Counter,
15	strike price €4,379, expires 12/21/07		(171,101)
10	strike price €4,510.95, expires 12/21/07		(35,979)
360	EMC Corp., strike price $25, expires12/22/07		(1,800)
80	Freeport-McMoran Copper & Gold, Inc., strike price $110, expires 12/22/07		(12,400)
	FTSE 100 Index, Over-the-Counter,
3	strike price GBP 6,676.97, expires 12/21/07		(16,549)
3	strike price GBP 6,524, expires 12/21/07		(48,398)
210	General Electric Co., strike price $42.50, expires 12/22/07		(420)
215	Gilead Sciences, Inc., strike price $47.50, expires 12/22/07		(19,780)
150	Harris Corp., strike price $65, expires 12/22/07		(12,000)
335	Intel Corp., strike price $27.50, expires 12/22/07		(5,360)
30	Intuitive Surgical, Inc., strike price $340, expires 12/22/07		(29,100)
220	Johnson Controls, Inc., strike price $45, expires 12/22/07		(2,200)

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Contracts		Value*
240	Juniper Networks, Inc., strike price $37.50, expires 12/22/07	$(1,200)
85	L-3 Communications Holdings, Inc., strike price $115, expires 12/22/07	(11,475)
155	McDonalds Corp., strike price $65, expires 12/22/07	(775)
155	McKesson Corp., strike price $67.50, expires 12/22/07	(16,275)
100	Medco Health Solutions, Inc., strike price $100, expires 12/22/07	(28,000)
170	Merck & Co., Inc., strike price $60, expires 12/22/07	(17,000)
250	Microsoft Corp., strike price $37.50, expires 12/22/07	(1,750)
95	Monsanto Co., strike price $95, expires 12/22/07	(66,500)
120	National Oilwell Varco, Inc., strike price $85, expires 12/22/07	(1,200)
	NIKKEI 225 Index, Over-the-Counter,
270	strike price ¥ 16,307, expires 12/14/07	(15,254)
259	strike price ¥ 15,850, expires 12/14/07	(43,914)
151	OMX Stockholm 30 Index, Over-the-Counter, strike price SEK 1,167, expires 12/28/07	(15,689)
400	Oracle Corp., strike price $22.50, expires 12/22/07	(8,000)
115	Procter & Gamble Co., strike price $75, expires 12/22/07	(9,200)
90	Prudential Financial, Inc., strike price $105, expires 12/22/07	(1,800)
210	Qualcomm, Inc., strike price $42.50, expires 12/22/07	(9,240)
6	S&P 200 Index, Over-the-Counter, strike price AUD 6,766, expires 12/20/07	(12,661)
4	Swiss Market Index, Over-the-Counter, strike price CHF 8,813, expires 12/21/07	(48,066)
135	Target Corp., strike price $65, expires 12/22/07	(9,450)
100	Terex Corp., strike price $90, expires 12/22/07	(500)
140	Textron, Inc., strike price $72.50, expires 12/22/07	(6,300)
85	United States Steel Corp., strike price $110, expires 12/22/07	(7,650)
130	Valero Energy Corp., strike price $70, expires 12/22/07	(5,200)
200	Verizon Communications, Inc., strike price $45, expires 12/22/07	(8,000)

	Total Call Options Written (premium received—$1,373,056)	(946,031)

	Total Investments, net of call options written (cost—$169,896,653) (g)—99.2%	163,307,785

	Other assets less liabilities—0.8%	1,236,196

	Net Assets—100.0%	$164,543,981

Notes to Schedule of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of portfolio securities or other assets, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of portfolio securities or other assets held by the Fund.
(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for call options written.
(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on November 30, 2007.
(d)	144A security—Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $1,766,160, representing 1.07% of net assets are restricted.
(f)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(g)	Securities with an aggregate value of $53,434,901, representing 32.5% of net assets have been fair valued utilizing modeling tools provided by a third party vendor.

Glossary:
€ — Euros
¥ — Japanese Yen
AUD — Australian Dollar
CHF — Swiss Franc
GDR — Global Depositary Receipt
GBP — Great Bristish Pound
NR — Not Rated
REIT — Real Estate Investment Trust
SEK — Swedish Krona

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2007 (unaudited)

Other Investments:
Transactions in call options written for the period September 28, 2007* through November 30, 2007
	Contracts	Premiums
Options outstanding, September 28, 2007	-	$-
Options written	14,482	2,671,456
Options terminated in closing purchase transactions	(3,466)	(639,468)
Options expired	(4,446)	(658,932)

Options outstanding, November 30, 2007	6,570	$1,373,056

*Commencement of operations

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c)) under the Act (17CFR270.30a -3(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas–Applegate Global Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 23, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 23, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 23, 2008